CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE SENIOR NOTES.
Schedule of debt conversions

As of December 31,
2020
US$
Principal amount	167,060
Unamortized premium	1,206
168,266